Other Income, Net	12 Months Ended
Dec. 31, 2024
Other Income, Net [Abstract]
Other Income, Net
9. OTHER INCOME, NET
For the Year ended December 31
millions of dollars 2024 2023
Gain on sale of LIL, net of transaction costs

(1)
$

182 $ -

AFUDC

53

38
Pension non-current service cost recovery

35

35
Interest income

23

43
Transaction costs related to the pending sale of NMGC

(1)
(25) -

Charges related to wind-down costs and certain asset impairments (2) (29) -

FX (losses) gains (58)

20
Other

22

22
$

203 $

158
(1) For more information related to the gain

on sale, after transaction costs, of Emera's indirect

minority interest in the LIL and the
pending sale of NMGC, refer to note 4.
(2) Primarily related to the wind-down of Block

Energy LLC